Condensed Statements of Stockholders' Equity (Deficit) (Unaudited) (Parentheticals) - Preferred stock	7 Months Ended
Dec. 31, 2019 shares
Sale of net of underwriting discounts and offering expenses	17,250,000
Sale of placement units	545,000